Credit Facility (Tables)	9 Months Ended
Sep. 30, 2013
Original Line of Credit
Line of credit
Schedule of contractual future repayments in relation to line of credit

	Principal	Interest	Total
	(in thousands)
2013	$582	$137	$719
2014	1,188	102	1,290
2015	1,238	53	1,291
2016	632	9	641
2017 and beyond	—	—	—

Total	$3,640	$301	$3,941

Line of Credit
Line of credit
Schedule of contractual future repayments in relation to line of credit

	Principal	Interest	Total
	(in thousands, unaudited)
2013 (3 months)	$290	$78	$368
2014	2,187	272	2,459
2015	2,719	168	2,887
2016	2,174	62	2,236
2017	479	4	483

Total	$7,849	$584	$8,433